Long-Term Debt Investments - Schedule of Long-Term Debt Investments (Details) - USD ($)		Jun. 30, 2026	Dec. 31, 2025
Schedule of Long-Term Debt Investments [Line Items]
Total long-term debt investments		$ 54,877,527	$ 53,138,801
Worthy Credit Limited (“Worthy Credit”) [Member]
Schedule of Long-Term Debt Investments [Line Items]
Total long-term debt investments	[1]	6,718,027	6,359,014
Shenzhen Yongdahui Trading Co., Ltd. (“Yongdahui”) [Member]
Schedule of Long-Term Debt Investments [Line Items]
Total long-term debt investments	[2]	16,956,330	16,518,417
Beijing Zhixuan Tiangong Technology Development Co., Ltd. (“Zhixuan Tiangong”) [Member]
Schedule of Long-Term Debt Investments [Line Items]
Total long-term debt investments	[3]	$ 31,203,170	$ 30,261,370

[1]	On March 31, 2023, the Company entered into a five-year agreement with Worthy Credit, pursuant to which, the Company made payment of $6.0 million to Worthy Credit, and authorized Worthy Credit to invest the Company’s funds to provide loan services for housing mortgage applicants, with rates of return of 12% per annum. The qualification of the applicants was approved by the approval board, which was composed of the members of the Company and Worthy Credit. The Company recorded investment income of $359,014 and $359,014 for the six months ended June 30, 2026 and 2025, respectively.
[2]	On June 30, 2025, the Company entered into a two-year agreement with Yongdahui, pursuant to which, the Company made payment of approximately $16.5 million (approximately RMB115.9 million) to invest in Yongdahui with rates of return of 6% per annum. This investment is guaranteed by a commitment letter provided by the Company’s controlling shareholder, Mr. Gang Li, pursuant to which he has agreed to settle any unpaid principal and interest in the event of default. The Company recorded investment income of $503,418 and $nil for the six months ended June 30, 2026 and 2025, respectively.
[3]	On November 6, 2025, the Company entered into a two-year agreement with Zhixuan Tiangong, pursuant to which, the Company made payment of $30.0 million to invest in Zhixuan Tiangong with rates of return of 6% per annum. The qualification of the Zhixuan Tiangong was evaluated by an independent appraiser. The Company recorded investment income of $941,800 and $nil for the six months ended June 30, 2026 and 2025, respectively.